SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 007 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Plan number	007
Entity tax identification number	22-0790350
Late Participant Loan Repayments	$ 76
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	76
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0